Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Liabilities:
Short-term debt	$ 138,000	$ 180,000
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	13,055	5,918
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Money market fund	5,017	13,083
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total assets	18,072	19,001
Liabilities:
Short-term debt	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	5,140	5,428
Money market fund	0	0
Restricted marketable securities:
Time deposits with original maturities of more than three months	324	563
Total assets	5,464	5,991
Liabilities:
Short-term debt	138,000	180,000
Total liabilities	138,000	180,000
Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Money market fund	0	0
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total assets	0	0
Liabilities:
Short-term debt	0	0
Total liabilities	$ 0	$ 0